Events after reporting period	12 Months Ended
Dec. 31, 2024
Events after reporting period [Abstract]
Disclosure of events after reporting period [text block]	Events after the reporting period
On 26 February 2025, bp announced a fundamentally reset strategy, with significant capital reallocation, and plans to drive improved performance, aimed at growing free cash flow, returns and long-term shareholder value. This strategy will see bp grow its upstream oil and gas business, focus its downstream business, and invest with increasing discipline into the transition. It builds on bp’s distinct strengths and competitive advantages as an integrated energy company. There are no impacts on these financial statements related to the strategy announcements in accordance with IAS 10 ‘Events after the reporting period’.